Note 18 - Concentration of Risk in Customer and Supplier Relationships (Details) - Percentage of Gross Accounts Receivable - Accounts Receivable [Member] - Customer Concentration Risk [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
WDC Solar, Inc. [Member]
Concentration Risk [Line Items]
Percentage of accounts receivable	54.60%	40.10%
Lowe's Companies, Inc. [Member]
Concentration Risk [Line Items]
Percentage of accounts receivable	11.40%	16.80%
Sustainable Environmental Enterprises [Member]
Concentration Risk [Line Items]
Percentage of accounts receivable			86.70%
Smart Energy Today [Member]
Concentration Risk [Line Items]
Percentage of accounts receivable		6.50%